Pension (Details) - Defined Benefit Plans Cash Flows - Defined Benefit Plans $ in Millions	Dec. 31, 2020 USD ($)
Estimated benefit payments
Total	$ 26.8
2021	1.6
2022	1.8
2023	2.0
2024	2.3
2025	2.6
Five Years Thereafter	$ 16.5